Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Short-Term Borrowings

Short-term borrowings at March 31, 2013 and 2014 comprised the following:

	2013	2014
	Millions of yen
Borrowing denominated in Japanese yen:
Unsecured short-term loans from financial institutions bearing interest at weighted average rates of 0.34% and 0.33% per annum at March 31, 2013 and 2014, respectively	¥47,409	¥49,909
Commercial paper bearing interest at weighted average rates of 0.08% per annum at March 31, 2014	—	89,000
Borrowing denominated in foreign currencies:
Unsecured short-term loans from financial institutions	30,046	129,835
Commercial paper	—	700

Total short-term debt	¥77,455	¥269,444

Schedule of Long-Term Debt

Long-term debt at March 31, 2013 and 2014 comprised the following:

	2013	2014
	Millions of yen
Debt denominated in Japanese yen:
0.15% – 2.06% coupon bonds due 2014 – 2031	¥1,887,207	¥1,795,967
0.42% floating rate bond due 2022	100	100
Secured indebtedness to financial institutions—
0.96% (weighted average) loans due 2015 – 2029	23,115	61,382
Unsecured indebtedness to financial institutions—
1.14% (weighted average) loans due 2014 – 2031	1,635,348	1,599,342
0.34% (weighted average) floating rate loans due 2014 – 2025	86,474	98,130

	3,632,244	3,554,921

Debt denominated in foreign currencies:
0.89% – 2.15% U.S. dollar notes due 2016 – 2020	166,338	182,889
Unsecured indebtedness to financial institutions—
0.73%(weighted average) U.S. dollar loans due 2014 – 2019	16,004	20,043
0.66% (weighted average) U.S. dollar floating rate loans due 2014 – 2029	92,242	98,716
0.83% (weighted average) U.K. pound floating rate loans due 2014 – 2018	4,186	18,918
17.37% (weighted average) South African Rand loans due 2015 – 2018	12,193	10,679
Other loans due 2014 – 2024	15,238	23,274

	306,201	354,519

Total long-term debt principal	3,938,445	3,909,440
Less—Deferred bond discounts	(510)	(416)

	3,937,935	3,909,024
Less—Current portion	(703,304)	(425,351)

Total long-term debt	¥3,234,631	¥3,483,673

Schedule of Maturities of Long-Term Debt

The balance of long-term debt as of March 31, 2014, and the aggregate amounts of annual maturities from the fiscal year ending March 31, 2015 to the fiscal year ending March 31, 2019 and thereafter are as follows:

Fiscal year ending March 31	Millions of yen
2015	¥425,351
2016	380,172
2017	463,822
2018	585,005
2019	487,390
Thereafter	1,567,284

Total	¥3,909,024